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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     The Galaxy Fund
     One Financial Center
     Boston, MA  02111

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               [ ]

         Money Market Fund                                   Connecticut Intermediate Municipal Bond Fund
         Government Money Market Fund                        Florida Municipal Bond Fund
         Tax-Exempt Money Market Fund                        Massachusetts Intermediate Municipal Bond Fund
         U.S. Treasury Money Market Fund                     Asset Allocation Fund
         Connecticut Municipal Money Market Fund             Equity Income Fund
         Massachusetts Municipal Money Market Fund           Growth and Income Fund
         Short-Term Bond Fund                                Strategic Equity Fund
         Intermediate Government Income Fund                 Equity Value Fund
         Corporate Bond Fund                                 Equity Growth Fund
         Quality Plus Bond Fund                              Growth Fund II
         Tax-Exempt Bond Fund                                Small Cap Value Fund
         Connecticut Municipal Bond Fund                     Large Cap Value Fund
         Massachusetts Municipal Bond Fund                   Small Company Equity Fund
         New Jersey Municipal Bond Fund                      International Equity Fund
         New York Municipal Bond Fund                        Pan Asia Fund
         Pennsylvania Municipal Bond Fund                    Large Cap Growth Fund
         Rhode Island Municipal Bond Fund                    Institutional Government Money Market Fund
         Intermediate Tax-Exempt Bond Fund                   Institutional Money Market Fund
                                                             Institutional Treasury Money Market Fund

3.   Investment Company Act File Number: 811-4636

     Securities Act File Number: 33-4806

4.   (a)     Last day of fiscal year for which this notice is filed: October 31,
             2002

4.   (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
             NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4.   (c) [ ] Check box if this is the last time the issuer will be filing this
             Form.

5.   Calculation of registration fee:

     (i)     Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                   $37,267,556,120
                                                                 ---------------

     (ii)    Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                        $39,621,128,186
                                                 ---------------

     (iii)   Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                            $158,033,554
                                                    ------------

     (iv)    Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                -      $39,779,161,740
                                                                 ---------------

     (v)     Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                    $     n/a
                                                                 ---------------

     (vi)    Redemption credits available for use
             in future years - if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:              $(2,511,605,620)
                                                 ---------------

     (vii)   Multiplier for determining
             registration fee:                          x                .000092
                                                                 ---------------

     (viii)  Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter "0"
             if no fee is due):                         =        $             0
                                                                 ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7.   Interest due - if this Form is being
     filed more than 90 days after the end of
     the issuer's fiscal year:                          +        $     n/a
                                                                 ---------------

8.   Total of the amount of the registration
     fee due plus any interest due [line
     5(viii) plus line 7]:                              =        $     n/a
                                                                 ---------------

9.   Date the registration fee and any
     interest payment was sent to the
     Commission's lockbox depository:                                 n/a
                                                                 ---------------

     Method of Delivery:

       [   ]   Wire Transfer
       [   ]   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By     /s/ Vicki L. Benjamin
      ----------------------
      Vicki L. Benjamin
      Chief Accounting Officer and Controller

Date  January 29, 2003

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